Cover Page	Jan. 22, 2021
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	VPC IMPACT ACQUISITION HOLDINGS III, INC.
Entity Central Index Key	0001841408
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false